ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 29, 2013
ACQUISITIONS AND DIVESTITURES [Abstract]
ACQUISITIONS AND DIVESTITURES
10	ACQUISITIONS AND DIVESTITURES

2013

On May 3, 2013, our radio business completed the asset purchase of 100.3 WNOX-FM (WNOX), licensed to Oak Ridge, Tennessee, in the Knoxville, Tennessee, market from Oak Ridge FM, Inc., for $5,955.  We now own four radio stations in Knoxville, Tennessee.  The goodwill of $331 arising from the acquisition is attributable to the synergies expected from aligning WNOX with our cluster of radio stations within the Knoxville market.

The estimated fair values of identifiable assets acquired and liabilities assumed for WNOX-FM at the acquisition date are as follows:

WNOX-FM
Knoxville, TN
Equipment	$24
Goodwill	331
FCC licensses	5,600
Total purchase price	$5,955

The WNOX-FM broadcast license expires in 2020.  We expect to renew the license without issue.  The goodwill and broadcast licenses which we acquired are not subject to amortization for financial reporting purposes, but are expected to be entirely deductible for income tax purposes.

The acquisition was accounted for using the purchase method.  The operating results and cash flows of the acquired business are included in our consolidated financial statements from May 3, 2013, the effective date we acquired control of WNOX-FM.

On October 4, 2013, our television business, agreed to the sale of stations KMIR-TV and My 13 KPSE-TV in Palm Springs, California to OTA Broadcasting, LLC, an affiliate of Virginia based OTA Broadcasting, LLC for $17,000 in cash and certain other contingent considerations.  The transaction closed effective January 1, 2014.  We expect to record a pre-tax book gain of $10,200 in the first quarter of 2014.

2012

On June 25, 2012, our radio business completed the asset purchase of KHTT-FM and KBEZ-FM in Tulsa, Oklahoma from Renda Broadcasting Corporation for $11,728 in cash.  We now own five radio stations in Tulsa, Oklahoma.

The goodwill of $1,947 arising from the acquisition is attributable to the synergies expected from aligning our radio stations in a cluster within the Tulsa, Oklahoma market.  The purchase of KTTT-FM and KBEZ-FM builds our existing Tulsa, Oklahoma cluster, and creates a strong group that will continue to serve our listeners, customers and the entire Tulsa, Oklahoma community, and enhances our scale in this existing market. This clustering strategy has allowed us to target our stations' formats and sales efforts to better serve advertisers and listeners as well as leverage operating expenses to maximize the performance of each station and the cluster.

The estimated fair values of identifiable assets acquired and liabilities assumed for KHTT-FM and KBEZ-FM at the acquisition date are as follows:

KHTT-FM and KBEZ-FM
Tulsa, OK
Property and equipment	$181
Goodwill	1,947
Broadcast licenses	9,600
Total purchase price	$11,728

The KBEZ-FM broadcast license expires in 2021. The KHTT-FM broadcast license renewal application was timely filed and remains pending. The current term was until 2013. We expect to renew both licenses without issue.  The goodwill and broadcast licenses which we acquired are not subject to amortization for financial reporting purposes, but are expected to be entirely deductible for income tax purposes.

The acquisition was accounted for using the purchase method.  The operating results and cash flows of the acquired business are included in our consolidated financial statements from March 26, 2012, the date we entered into the local marketing agreement with Renda Broadcasting Corporation.

We had an affiliation agreement with ACE TV, Inc. for the rights under a local marketing agreement for WACY-TV in Appleton, Wisconsin and to purchase certain assets of ACE TV, Inc. including the broadcast license of WACY-TV for a purchase price of $2,038.  On October 22, 2012, we closed on the purchase of the remaining assets used in the operation of WACY-TV from ACE TV, Inc.  See Note 8 "Variable Interest Entity."

On December 3, 2012, our radio business completed the sale of certain assets (including the FCC licenses) of WKTI-AM in Knoxville, Tennessee for $65.  We recorded a pre-tax gain on the sale, net of transaction expenses, of $48.

On December 3, 2012, Journal Community Publishing Group, Inc., our community publications business, completed the sale of Hodag Buyers' Guide, North Star Journal, Merrill Foto News, Wausau Buyers' Guide, Stevens Point Buyers' Guide, Wood County Buyers' Guide, Waupaca Buyers' Guide, Waupaca County Post East, Waupaca County Post West, Clintonville Shoppers' Guide, New London Buyers' Guide, Silent Sports, Waupacanow.com, Merrillfotonews.com, Starjournalnow.com, Silentsports.net, Wibuyersguide.com and a single copy distribution network based in Rhinelander, WI for $1,200 in cash and a promissory note of $772.  We recorded a pre-tax loss on the sale, net of transaction expenses, of $319.

On December 6, 2012, our television business completed the acquisition of NewsChannel 5 Network, LLC from a subsidiary of Landmark Media Enterprises, LLC in Nashville, Tennessee.  The purchase price was $220,000 including a working capital adjustment of $5,000.

NewsChannel 5 Network, LLC contributed revenue of $2,917 and earnings from continuing operations before taxes of $1,730 for the period from December 7, 2012 to December 30, 2012.  The following unaudited pro forma information presents the combined results of operations of Journal and NewsChannel 5 Network, LLC as if the acquisition of NewsChannel 5 Network, LLC had occurred on December 27, 2010:

	2012	2011
Pro Forma Results of Operations
Revenue	$439,732	$399,313
Earnings per share from continuing operations, diluted	$0.71	$0.47

The unaudited pro forma results reflect certain adjustments related to the acquisition, such as increased depreciation and amortization expense resulting from the fair valuation of assets acquired and the impact of financing the acquisition.  The pro forma results exclude any planned revenue or cost synergies or other effects of the planned integration of NewsChannel 5 Network, LLC.  The pro forma results are for comparative purposes only and may not be indicative of the results that would have occurred if we had completed this acquisition as of the periods shown above or the results that will be attained in the future.

The goodwill of $114,677 arising from the acquisition is attributable to significant tax deductions we expect to realize related to the step up in basis of certain assets that will provide cash tax savings and, to a lesser extent, certain revenue and cost synergies expected to be realized.

The fair values of identifiable assets acquired and liabilities assumed for NewsChannel 5 Network, LLC at the acquisition date are as follows:

NewsChannel 5
Tangible assets	$13,383
Long-term assets, other	48
Working capital	8,292
Network affiliation agreements	43,500
FCC licenses	40,100
Goodwill	114,677
Total purchase price	$220,000

The goodwill and broadcast licenses which we acquired are not subject to amortization for financial reporting purposes, but are expected to be entirely deductible for income tax purposes.

Acquisition related costs with respect to the foregoing transactions were $2,152 and $3,145 for the fourth quarter ended and four quarters ended December 30, 2012, respectively, and are included in selling and administrative expenses in the condensed consolidated statements of operations.

The acquisition has been accounted for under the acquisition method of accounting which requires the total purchase price to be allocated to the assets acquired and liabilities assumed based on their estimated fair values.  The excess purchase price over the amounts assigned to tangible and intangible assets acquired and liabilities assumed is recognized as goodwill.  The operating results and cash flows of the acquired business are included in our consolidated financial statements from December 7, 2012, the effective date we acquired control of NewsChannel 5 Network, LLC.

2011

In June 2011, Journal Community Publishing Group, Inc., our community publications business, completed the sale of Pelican Press and Pelican Press Marketplace businesses, which operated in Sarasota, Florida, for $502.  We recorded a pre-tax gain on the sale, net of transaction expenses, of $245.  In August 2011, Journal Community Publishing Group, Inc. completed the sale of the remaining Florida-based community publications businesses for aggregate consideration of $757.  The publications and web-sites included Florida Mariner, Clay Today, Clay County Leader, Ponte Vedra Recorder, St. Augustine Underground, First Coast Register and Car Connection, and were distributed in the Clay, St. John's and Duval, Florida counties.  We recorded a total pre-tax gain on the sales, net of transaction expenses, of $253.  These sales allow us to focus our efforts on operating our Wisconsin-based community publications businesses.